Lease commitments (Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2017	¥ 5,142
2018	3,456
2019	3,076
2020	2,443
2021	1,775
Thereafter	11,650
Total minimum lease payments	27,542
Less - Amount representing interest	(6,040)
Present value of net minimum lease payments	21,502
Less - Current obligations	(4,250)
Long-term capital lease obligations	¥ 17,252